Income Taxes - Summary of Significant Components of Company's Net Deferred Tax Asset (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Net operating losses	$ 21,907	$ 9,401
Capitalized start-up costs	2,514	2,694
Accounting method change	(2,020)
Tax credit carryforwards	4,433	369
Accrued expenses	494	15
Depreciation and amortization	332	239
Stock options	623
Others	20	21
Total net deferred tax asset before valuation allowance	28,303	12,739
Valuation allowance	(28,303)	(12,739)
Net deferred tax asset	$ 0	$ 0